OTHER LIABILITIES - Effect of changes in significant actuarial assumptions (Details) $ in Thousands	Dec. 31, 2020 USD ($)
OTHER LIABILITIES
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption	$ (1,764)
Decrease in actuarial assumption	$ 1,915